Other (Expense)/Income (Tables)	9 Months Ended
Sep. 30, 2021
Non Operating Expense Income [Line Items]
Summary of Other Nonoperating Income (Expense)

	For The Three Months Ended September 30,		For The Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Loss on issuance of Bridge Notes tranche one	$—	$—	$(84,291)	$—
Loss on issuance of Bridge Notes tranche two	—	—	(12,185)	—
Loss on issuance of Bridge Notes Rights Offering	—	—	(3,193)	—
Loss on debt extinguishment of Bridge Notes	(75)	—	(75)	—
Debt issuance costs expensed for debt carried at fair value	—	—	(47,718)	—
Transaction costs associated with derivative liabilities	(291)	—	(291)	—
Other	1	(155)	18	126

	$(365)	$(155)	$(147,735)	$126